PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 1,003,035	R$ 765,655
Balance at the end of the year	571,513	1,003,035
Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,072,192	1,483,618
Interest on the asset limitation	96,762	145,677
Changes in the assets limitation, except interest	56,647	557,103
Balance at the end of the year	1,112,307	1,072,192
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	5,971	64,725
Balance at the end of the year	(91,892)	5,971
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,072,192	1,368,814
Interest on the asset limitation	96,762	134,449
Changes in the assets limitation, except interest	56,647	431,071
Balance at the end of the year	1,112,307	1,072,192
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	997,064	700,930
Interest on the asset limitation	172,297
Balance at the end of the year	663,405	997,064
Post-retirement health plans | Effect of asset ceiling [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	0	114,804
Interest on the asset limitation	0	11,228
Changes in the assets limitation, except interest	0	126,032
Balance at the end of the year	R$ 0	R$ 0